Condensed Consolidated Balance Sheets - USD ($)		Dec. 31, 2022	Mar. 31, 2022	Mar. 31, 2021
CURRENT ASSETS:
Cash (including $251,375 and $201,050 in restricted cash)		$ 1,215,439	$ 251,050
Accounts receivable, net of $50,895 in reserve for bad debt in December 31, 2022		873,691	634,483
Receivable - Participation Agreement		1,597,632
Inventories - Crude Oil		103,324	107,026
Prepaid expenses and other current assets		1,041,931	318,771
Total current assets		4,832,017	1,311,330
NON-CURRENT ASSETS:
Property and equipment, net		3,156,992	596,464
Right of use asset - operating lease		136,390	243,494
Right of use asset - financing lease		184,532
Oil and gas properties, full cost-method		5,358,850	6,626,793	$ 12,352,479
Capitalized drilling costs, net of depletion		494,408	604,574
Other assets		13,465	14,760
Goodwill		2,100,374	2,100,374
Total non-current assets		11,445,011	10,186,459
TOTAL ASSETS		16,277,028	11,497,789
CURRENT LIABILITIES
Accounts payable		1,306,839	799,100
Accrued liabilities		241,853	119,600
Due to Ecoark Holdings, Inc. ()	[1]
Cash overdraft			27,918
Derivative liabilities (including the Series C Preferred Shares)		12,353,541
Deferred liabilities		3,243,153
Convertible note payable, net of discount		582,569
Current portion of long-term debt		65,518
Current portion of lease liability - operating lease		145,476	155,263
Current portion of lease liability - financing lease		29,020
Total current liabilities		17,967,969	1,101,881
NON-CURRENT LIABILITIES
Lease liability - operating lease, net of current portion		4,179	110,235
Lease liability - financing lease, net of current portion		123,550
Long-term debt, net of current portion		143,953
Asset retirement obligations		671,135	1,303,751
Total non-current liabilities		942,817	1,413,986
Total Liabilities		18,910,786	2,515,867
STOCKHOLDERS’ EQUITY (DEFICIT)
Common stock, $0.0001 par value, 500,000,000 shares authorized and 10,066,667 and 0 shares issued and outstanding	[1]	1,007
Additional paid in capital	[1]	41,912,737	25,660,896
Accumulated deficit		(44,547,503)	(16,678,975)
Total stockholders’ equity (deficit)		(2,633,758)	8,981,922	14,151,762	[2]
TOTAL LIABILITIES AND STOCKHOLDERS’ EQUITY (DEFICIT)		16,277,028	11,497,789
Series A Preferred Stock [Member]
STOCKHOLDERS’ EQUITY (DEFICIT)
Preferred stock	[1]	1	1
Series B Preferred Stock [Member]
STOCKHOLDERS’ EQUITY (DEFICIT)
Preferred stock
Series C Preferred Stock [Member]
STOCKHOLDERS’ EQUITY (DEFICIT)
Preferred stock
White River Holdings Corp [Member]
CURRENT ASSETS:
Cash (including $251,375 and $201,050 in restricted cash)			251,050	250,413
Accounts receivable, net of $50,895 in reserve for bad debt in December 31, 2022			634,483	850,735
Inventories - Crude Oil			107,026	122,007
Prepaid expenses and other current assets			318,771	313,897
Total current assets			1,311,330	1,537,052
NON-CURRENT ASSETS:
Property and equipment, net			596,464	612,902
Right of use asset - operating lease			243,494	362,267
Oil and gas properties, full cost-method			6,626,793	12,352,479
Capitalized drilling costs, net of depletion			604,574	2,566,052
Other assets			14,760	14,760
Goodwill			2,100,374	2,100,374
Total non-current assets			10,186,459	18,008,834
TOTAL ASSETS			11,497,789	19,545,886
CURRENT LIABILITIES
Accounts payable			799,100	2,868,448
Accrued liabilities			119,600	463,052
Due to Ecoark Holdings, Inc. ()
Cash overdraft			27,918	137,536
Current portion of lease liability - operating lease			155,263	145,078
Total current liabilities			1,101,881	3,614,114
NON-CURRENT LIABILITIES
Lease liability - operating lease, net of current portion			110,235	248,421
Lease liability - financing lease, net of current portion
Long-term debt, net of current portion
Asset retirement obligations			1,303,751	1,531,589
Total non-current liabilities			1,413,986	1,780,010
Total Liabilities			2,515,867	5,394,124
COMMITMENTS AND CONTINGENCIES
STOCKHOLDERS’ EQUITY (DEFICIT)
Preferred stock			1	1
Common stock, $0.0001 par value, 500,000,000 shares authorized and 10,066,667 and 0 shares issued and outstanding
Additional paid in capital			25,660,896	23,907,983
Accumulated deficit			(16,678,975)	(9,756,222)
Total stockholders’ equity (deficit)			8,981,922	14,151,762
TOTAL LIABILITIES AND STOCKHOLDERS’ EQUITY (DEFICIT)			$ 11,497,789	$ 19,545,886

[1]	On July 25, 2022, White River Holdings Corp. (“Holdings”) acquired White River Energy Corp, then named Fortium Holdings Corp. (the “Company”), in a share exchange. White River Holdings’ parent, Ecoark Holdings, Inc. (“Ecoark”), was issued 1,200 shares of Series A convertible preferred stock (“Series A”) of the Company in exchange for the 60,000,000 common shares that were outstanding at the time of the share exchange. The Company has reflected this transaction retroactively in these interim financial statements. Since the amounts Due to Ecoark were exchanged in the issuance of the preferred shares, these have been reflected in additional paid in capital. The reclassification of amounts due to Ecoark Holdings, Inc. as of March 31, 2022 that were reclassified to additional paid in capital were $25,058,733 and are deemed to have been permanently contributed by Ecoark Holdings, Inc.
[2]	On July 25, 2022, White River Holdings acquired the Company in a share exchange. White River Holdings’ parent, Ecoark was issued 1,200 Series A of the Company in exchange for the 60,000,000 common shares that were outstanding at the time of the share exchange. The Company has reflected this transaction retroactively in these interim financial statements along with amounts due to Ecoark that were exchanged for the Series A. The reclassification of amounts due to Ecoark Holdings, Inc. as of July 25, 2022 and March 31, 2022 that were reclassified to additional paid in capital were $28,953,510 and $25,058,733 and are deemed to have been permanently contributed by Ecoark Holdings, Inc.